Loans and advances to customers - Schedule of changes in loss allowance and gross carrying amount (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	€ (193,716)	€ (163,853)
Impairment at end of year	(243,203)	(193,716)	€ (163,853)
Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	(1,036,004)	(972,682)
Impairment at end of year	(1,036,349)	(1,036,004)	(972,682)
Customers | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	13,847	12,235	9,089
Exchange differences and other changes	(168)	(418)	(529)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	226	215
Impairment at end of year	286	226	215
Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,684	22,964
Impairment at end of year	22,788	22,684	22,964
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,684	22,964	23,595
Write-offs	(13,847)	(12,235)	(9,089)
Exchange differences and other changes	(12)	279	(304)
Impairment at end of year	22,788	22,684	22,964
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	8,753	9,414
Impairment at end of year	8,550	8,753	9,414
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,931	13,550
Impairment at end of year	14,238	13,931	13,550
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	22,684	22,964	23,595
To stage 2 from stage 1	2,258	2,333	2,390
To stage 3 from stage 1	3,873	4,029	1,972
To stage 3 from stage 2	1,901	1,380	1,388
To stage 1 from stage 2	756	679	771
To stage 2 from stage 3	638	533	544
To stage 1 from stage 3	157	152	59
Net changes of the exposure and modifications in the credit risk	7,530	5,298	4,386
Write-offs	(13,847)	(12,235)	(9,089)
Exchange differences and other changes	(60)	279	(304)
Impairment at end of year	22,788	22,684	22,964
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	3,626	4,188	4,265
To stage 2 from stage 1	(696)	(713)	(578)
To stage 3 from stage 1	(405)	(557)	(237)
To stage 1 from stage 2	(149)	(215)	(254)
To stage 1 from stage 3	(27)	(9)	(8)
Net changes of the exposure and modifications in the credit risk	875	414	617
Exchange differences and other changes	20	70	(141)
Impairment at end of year	3,596	3,626	4,188
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments not credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	5,127	5,226	5,672
To stage 2 from stage 1	2,954	3,046	2,968
To stage 3 from stage 2	(1,820)	(1,802)	(1,086)
To stage 1 from stage 2	905	894	1,025
To stage 2 from stage 3	(282)	(400)	(216)
Net changes of the exposure and modifications in the credit risk	(557)	(1,056)	(1,557)
Exchange differences and other changes	(127)	207	38
Impairment at end of year	4,954	5,127	5,226
Financial assets at amortised cost and financial assets at fair value through other comprehensive income | Accumulated impairment | Customers | Financial instruments credit-impaired | Stage 2 and 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Impairment at beginning of year	13,931	13,550	13,658
To stage 3 from stage 1	4,278	4,586	2,209
To stage 3 from stage 2	3,721	3,182	2,474
To stage 2 from stage 3	920	933	760
To stage 1 from stage 3	184	161	67
Net changes of the exposure and modifications in the credit risk	7,212	5,940	5,326
Write-offs	(13,847)	(12,235)	(9,089)
Exchange differences and other changes	47	2	(201)
Impairment at end of year	€ 14,238	€ 13,931	€ 13,550